Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Henderson International All Cap Equity Fund (Prospectus Summary) | Henderson International All Cap Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFNAX
Henderson International All Cap Equity Fund (Prospectus Summary) | Henderson International All Cap Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFNCX
Henderson International All Cap Equity Fund (Prospectus Summary) | Henderson International All Cap Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIEIX
Henderson Strategic Income Fund (Prospectus Summary) | Henderson Strategic Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAAX
Henderson Strategic Income Fund (Prospectus Summary) | Henderson Strategic Income Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFABX
Henderson Strategic Income Fund (Prospectus Summary) | Henderson Strategic Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFACX
Henderson Strategic Income Fund (Prospectus Summary) | Henderson Strategic Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAIX
Henderson Money Market Fund (First Prospectus Summary) | Henderson Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAXX
Henderson Money Market Fund (First Prospectus Summary) | Henderson Money Market Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFBXX
Henderson Money Market Fund (First Prospectus Summary) | Henderson Money Market Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFCXX
Henderson Money Market Fund (Second Prospectus Summary) | Henderson Money Market Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZXX